LOANS (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Troubled Debt Restructurings:
Amount of allocations of specific reserves	$ 354,822	$ 584,810
Amount of loans to customers whose loan terms have been modified	6,215,918	8,934,496
Commitments to lend additional amounts	0	0
Number of Contracts	15
Pre-Modification Outstanding Recorded Investment	1,348,290
Post-Modification Outstanding Recorded Investment	1,335,235
Net increase (decrease) in the allowance for loan losses	134,729	26,610
Charge-offs	54,052	312,682
Net increase in the allowance for loan losses	2,440	14,407
Charge offs	0	0
Changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
Balance, beginning of year	8,128,743	19,402,842
Additions	2,767,710	1,748,927
Repayments	(2,703,798)	(13,023,026)
Change in status of borrower	(259,778)
Balance, end of year	7,932,877	8,128,743
Minimum
Troubled Debt Restructurings:
Modification period	6 months
Loan to related parties
Beneficial ownership percentage qualifying as related party	10.00%
Maximum
Troubled Debt Restructurings:
Modification period	1 year
Real estate loans
Troubled Debt Restructurings:
Number of Contracts	13	10
Pre-Modification Outstanding Recorded Investment	1,191,510	5,484,804
Post-Modification Outstanding Recorded Investment	1,185,813	4,457,649
Number of Contracts	1	1
Troubled debt restructurings which has default payment	53,152	303,503
Real estate loans | One-to-four family
Troubled Debt Restructurings:
Number of Contracts	8	4
Pre-Modification Outstanding Recorded Investment	210,014	447,799
Post-Modification Outstanding Recorded Investment	207,054	444,508
Number of Contracts	1	1
Troubled debt restructurings which has default payment	53,152	303,503
Real estate loans | Multi-family
Troubled Debt Restructurings:
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		449,055
Post-Modification Outstanding Recorded Investment		215,963
Real estate loans | Commercial
Troubled Debt Restructurings:
Number of Contracts	5	3
Pre-Modification Outstanding Recorded Investment	981,496	2,978,384
Post-Modification Outstanding Recorded Investment	978,759	2,702,490
Real estate loans | Construction and land
Troubled Debt Restructurings:
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		1,609,566
Post-Modification Outstanding Recorded Investment		1,094,688
Commercial business
Troubled Debt Restructurings:
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	138,002
Post-Modification Outstanding Recorded Investment	131,774
Consumer | Home equity
Troubled Debt Restructurings:
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	18,778
Post-Modification Outstanding Recorded Investment	$ 17,648